Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 4,312.4	$ 66.2	₨ 3,063.6
Provision made during the year	2,650.9	40.7	2,786.8
Utilization/write back of provision	(2,220.7)	(34.1)	(2,093.6)
Closing provision of reward points	4,711.2	72.3	4,312.4
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	1.3	0.0	242.8
Change in Cost of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ (32.7)	$ (0.5)	₨ 312.8